Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of Revenue by Geographical Markets	The following is the Company’s revenue by geographical markets during the year ended December 31, 2023, 2022 and 2021:
	Year Ended December 31,
	2023	2022	2021
Spain	€10,886,713	€26,566,550	€15,246,597
Europe	1,679,395	3,609,252	1,388,624
Rest of the world	537,571	970,575	518,852
	€13,103,679	€31,146,377	€17,154,073